Shareholders Equity (Details Narrative)		1 Months Ended			12 Months Ended
	Oct. 05, 2023 ARS ($) $ / shares shares	Oct. 28, 2024 ARS ($) $ / shares	Mar. 05, 2021 $ / shares shares	Feb. 17, 2021 ARS ($) $ / shares shares	Jun. 30, 2025 ARS ($) shares	Dec. 19, 2024 shares	May 02, 2024 ARS ($)	Jan. 18, 2024 shares	Oct. 04, 2023 ARS ($)	May 10, 2023 $ / shares	Apr. 27, 2023 ARS ($) shares	Nov. 11, 2022 ARS ($) $ / shares	Oct. 28, 2022 ARS ($)	Sep. 21, 2022 shares	Jul. 22, 2022 ARS ($)	Jul. 22, 2022 $ / shares	Feb. 17, 2021 $ / shares	Jun. 30, 2018 ARS ($)
Statement [Line Items]
Reserve | $																		$ 993,000,000
Dividend payable in cash | $	$ 22,000,000,000						$ 30,000,000,000				$ 21,900,000,000		$ 3,100,000,000
Share premium percentage													0.96%
Dividend in kind	22,090,627
Nominal value | $ / shares	$ 10
Conversion description	each share of nominal value ARS 1 corresponded to 0.90780451408 shares of nominal value ARS 10
Share value | $									$ 644,750,000
Cash Dividends Paid on Common Stock | $		$ 45,000,000,000
Special reserve | $					$ 261,305
Treasury shares distributed to the shareholders											13,000,000
Profit of legal reserve, percentage					5.00%
Total capital of legal reserve, percentage					20.00%
Treasury Shares [Member]
Statement [Line Items]
Ordinary share capital		10.00%										10.00%			10.00%
Common shares acquisition value | $		$ 6,500,000,000										$ 4,000,000,000			$ 1,000,000,000
Common shares acquisition price per share | (per share)		$ 12								$ 425		$ 6.50				$ 7.00
Common shares acquired						4,522,623		13,474,104						5,676,603
Common shares acquisition percentage rate						99.98%		99.94%						99.00%
Share capital percentage						0.75%								0.96%
Average volume		25.00%										25.00%			25.00%
Buyback shares								4,000,000,000
Ordinary share [Member]
Statement [Line Items]
Ordinary share | $				$ 1,000,000	$ 1,000,000
Public offering shares				90,000,000
Common shares issued			90,000,000	90,000,000
Pre-emptive right amount, new shares			87,264,898
Shares offered percentage			97.00%
American depositary shares | $ / shares				$ 4.72
Subscription price per shares | $ / shares																	$ 70.31
Right to accrue additional new shares			26,017,220
Shares were issued, new			2,735,102
Exercise acquire new shares			90,000,000
Exercise price per shares | $ / shares			$ 0.566
Maturity of shares			5 years
Funds recieved of shares | $					7,612,000,000
Issuance expenses | $					$ 107,000,000
Increasing capital stock shares					592,000,000